Restructuring and Other Charges - Restructuring Reserve Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring accrual balances and related activity
Balance at beginning of period	$ 7.6	$ 31.7	$ 10.5
Liabilities incurred	21.2	11.6	53.2
Liabilities paid/settled	(24.1)	(35.7)	(32.0)
Balance at end of period	$ 4.7	$ 7.6	$ 31.7